Restructuring	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring
15. Restructuring
In July 2023, the Board approved a reduction in the Company’s workforce by approximately 50% across different areas and functions in the Company’s July 2023 Workforce Reduction. The July 2023 Workforce Reduction was substantially completed by the end of July 2023. The Company informed affected employees in the July 2023 Workforce Reduction on July 12, 2023. Since the date of the July 2023 Workforce Reduction, the Company’s remaining employees have primarily focused on activities relating to halting further development of the Company’s programs, the pursuit of strategic alternatives, and the provision of services under the previously disclosed Separation Services Agreement between the Company and Novartis in connection with the sale to Novartis of the Company’s cystinosis gene therapy program. Under the July 2023 Workforce Reduction, the Company recognized total restructuring expenses of $3,015 for the year ended December 31, 2023, recognized as $1,800 and $1,215 of research and development and general and administrative expense, respectively, in the consolidated statement of operations and comprehensive income (loss). These one-time
employee termination benefits are related to affected employees, who were offered separation benefits, including severance payments. Approximately $479 of these expenses were related to non-cash
stock-based compensation expense and there are no remaining accrued payments at December 31, 2023.
The Company’s workforce was reduced by 11 employees in the October 2023 Workforce Reduction effective as of October 31, 2023. Under the October 2023 Workforce Reduction, the Company recognized total restructuring expenses of $1,093 for the year ended December 31, 2023 recognized as research and development expense in the consolidated statement of operations and comprehensive income (loss). These one-time
employee termination benefits are related to affected employees, who were offered separation benefits, including severance payments. There are no remaining accrued payments at December 31, 2023.
The Company’s workforce was reduced by 8 employees in the December 2023 Workforce Reduction effective as of December 31, 2023. Under the December 2023 Workforce Reduction, the Company recognized total restructuring expenses of $950 for the year ended December 31, 2023 recognized as $866 and $64 of research and development and general and administrative expense, respectively, in the consolidated statement of operations and comprehensive income (loss). The Company estimates an additional $86 of expense related to future one-time
employee benefits. These
one-time
employee termination benefits are related to affected employees, who were offered separation benefits, including severance payments. As of December 31, 2023, the Company had $521 in accrued payments. The Company expects that payments of these costs will substantially be made through the end of the first quarter of 2024.

Employee Severance and Other Benefits
Restructuring expenses	$5,058
Cash payments	(4,058)
Non-cash expenses	(479)

Liability included in accrued expenses and other current liabilities at December 31, 2023	$521